Notes to the Profit or Loss Statement - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 78,292,297	€ 51,403,257	€ 36,664,666
Personnel expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	32,589,000	29,892,000	22,574,000
Consumable supplies [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	88,000	565,000	389,000
Other Operating expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	2,242,000	1,250,000	1,875,000
Amortization of intangible assets [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	596,000	55,000	39,000
External services [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	35,892,000	15,557,000	10,049,000
Depreciation and other costs for infrastructure [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 6,885,000	€ 4,084,000	€ 1,739,000